Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 211,081	$ 119,065
Investments	806,340	770,816
Accounts receivable	92,450	64,635
Expendable parts and supplies	74,778	74,319
Prepaid expenses	31,148	30,473
Prepaid income tax	16,938	16,716
Other currents assets	6,054	7,805
Total current assets excluding assets held for sale	1,238,789	1,083,829
Asset held for sale	0	135,542
Total current assets	1,238,789	1,219,371
Non-current assets
Investments	199,670	119,617
Accounts receivable	0	1,054
Prepaid expenses	6,727	6,066
Property and equipment	2,512,704	2,147,486
Right of use assets	166,328	214,279
Intangible assets	81,749	95,568
Deferred tax assets	28,196	35,595
Other non-current assets	14,098	14,348
Total non - current assets	3,009,472	2,634,013
Total assets	4,248,261	3,853,384
Current liabilities
Loans and borrowings	196,602	127,946
Current portion of lease liabilities	73,917	83,605
Trade, other payables and financial liabilities	121,330	66,683
Air traffic liability	557,331	470,695
Frequent flyer deferred revenue	34,719	16,041
Taxes payable	32,600	13,400
Accrued expenses payable	32,767	33,995
Income tax payable	3,835	1,023
Total current liabilities	1,053,101	813,388
Non-current liabilities
Loans and borrowings long-term	1,229,031	1,035,954
Lease liabilities	104,734	146,905
Frequent flyer deferred revenue	60,395	75,172
Net employee defined benefit liabilities	7,670	14,332
Derivative financial instruments	268,338	245,560
Other long - term liabilities	206,813	216,325
Deferred tax liabilities	18,782	22,190
Total non - current liabilities	1,895,763	1,756,438
Total liabilities	2,948,864	2,569,826
Equity
Additional paid in capital	98,348	91,341
Treasury stock	(176,902)	(136,388)
Retained earnings	1,367,866	1,324,022
Accumulated other comprehensive loss	(18,670)	(24,082)
Total equity	1,299,397	1,283,558
Commitments and contingencies	0	0
Total liabilities and equity	4,248,261	3,853,384
Class A common stock [member]
Equity
Common stock	21,289	21,199
Total equity	21,289	21,199
Class B common stock [member]
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466